FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability related to stock options and warrants	$ 853	$ 630	$ 60
Deferred shares		0	216
Total long-term liabilities	853	630	276
Fair Value, Inputs, Level 3 [Member]
Liability related to stock options and warrants		630	60
Deferred shares		0	216
Total long-term liabilities		$ 630	$ 276